Condensed Consolidated Balance Sheets (Unaudited)	Mar. 31, 2026 USD ($)		Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Current assets:
Cash and cash equivalents	$ 5,134,652		$ 40,255,672	$ 40,123,198
Accounts receivable, net	773,383		6,063,321	25,071,163
Inventories, net				51,579
Income tax recoverable	139,221		1,091,495
Prepayments, current portion	634,052		4,970,971	5,076,546
Deposit and other receivables	10,058		78,852	1,072,934
Total current assets	6,691,366		52,460,311	71,395,420
Non-current assets:
Long-term prepayments, net of current portion	24,872		195,000	1,365,000
Plant and equipment, net	29,140		228,460	335,531
Right-of-use assets, net	1,022,433		8,015,874	3,690,451
Rental deposit	134,557		1,054,925	140,000
Total non-current assets	1,211,002		9,494,259	5,530,982
TOTAL ASSETS	7,902,368		61,954,570	76,926,402
Current liabilities:
Accounts payable	674,398		5,287,283	19,048,856
Customer deposits	355,202		2,784,787	10,504
Accrued liabilities and other payables	69,284		543,179	1,629,581
Amount due to a shareholder	274		2,150	2,150
Current portion of lease liabilities	450,966		3,535,572	3,423,397
Income tax payable				1,248,986
Total current liabilities	1,550,124		12,152,971	25,363,474
Long-term liabilities:
Lease liabilities	618,457		4,848,705	555,297
Other long-term liabilities	3,635		28,501	28,501
Total long-term liabilities	622,092		4,877,206	583,798
TOTAL LIABILITIES	2,172,216		17,030,177	25,947,272
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	22,136,159		173,547,488	169,207,544
Deferred compensation	(2,802,545)		(21,971,950)	(87,887,800)
Accumulated deficits	(13,639,472)		(106,933,460)	(30,547,383)
Total shareholders' equity	5,730,152		44,924,393	50,979,130
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,902,368		61,954,570	76,926,402
Common Class A [Member]
Shareholders’ equity:
Ordinary Share	28,194	[1]	221,038	145,492
Common Class B [Member]
Shareholders’ equity:
Ordinary Share	$ 7,816	[1]	$ 61,277	$ 61,277	[1]

[1]	The share amounts and par value are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).